AGF Investments Trust
AGF Emerging Markets Equity Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 92.7%

Banks - 12.3%
Axis Bank Ltd., GDR	534	23,778
Banco Bradesco SA (Preference)	3,405	12,523
Bank Mandiri Persero Tbk. PT	23,525	14,424
China Merchants Bank Co. Ltd., Class H	1,794	8,300
Komercni Banka A/S	218	5,455
Sberbank of Russia PJSC, ADR*‡(a)	259	3
Shinhan Financial Group Co. Ltd., ADR	378	8,694
		73,177
Beverages - 6.9%
Budweiser Brewing Co. APAC Ltd.	3,780	9,853
Coca-Cola HBC AG	500	10,522
Varun Beverages Ltd.	1,627	20,812
		41,187
Chemicals - 1.3%
Hansol Chemical Co. Ltd.	68	7,976

Construction & Engineering - 2.6%
Larsen & Toubro Ltd., GDR	692	15,617

Diversified Financial Services - 3.3%
Chailease Holding Co. Ltd.	1,526	8,682
FirstRand Ltd.	3,352	11,153
		19,835
Diversified Telecommunication Services - 2.7%
Hellenic Telecommunications Organization SA	405	5,883
HKT Trust & HKT Ltd.	2,653	3,103
Telkom Indonesia Persero Tbk. PT	23,852	6,948
		15,934
Electronic Equipment, Instruments & Components - 1.3%
Delta Electronics, Inc.	952	7,565

Energy Equipment & Services - 3.8%
China Oilfield Services Ltd., Class H	9,618	9,503
Tenaris SA, ADR	503	12,997
		22,500
Food & Staples Retailing - 2.3%
Atacadao SA	1,918	6,873
Pick n Pay Stores Ltd.	2,192	6,705
		13,578
Food Products - 1.6%
China Mengniu Dairy Co. Ltd.*	2,359	9,253

Health Care Providers & Services - 1.0%
Hapvida Participacoes e Investimentos S/A*	4,390	6,161

Hotels, Restaurants & Leisure - 2.6%
Melco Resorts & Entertainment Ltd., ADR*	656	4,349
Trip.com Group Ltd.*	407	11,118
		15,467
Household Durables - 2.4%
Haier Smart Home Co. Ltd., Class H	4,792	14,599

Insurance - 5.3%
AIA Group Ltd.	2,939	24,401
Ping An Insurance Group Co. of China Ltd., Class H	1,422	7,071
		31,472
Interactive Media & Services - 7.0%
Kakao Corp.	125	4,920
Tencent Holdings Ltd.	1,093	36,913
		41,833
Internet & Direct Marketing Retail - 6.8%
Alibaba Group Holding Ltd.*	3,099	31,086
Naspers Ltd., Class N	74	9,171
		40,257
IT Services - 2.7%
Globant SA*	39	7,296
HCL Technologies Ltd.	759	8,583
		15,879
Life Sciences Tools & Services - 1.2%
Wuxi Biologics Cayman, Inc.*	1,172	7,022

Machinery - 1.6%
Airtac International Group	425	9,723

Metals & Mining - 4.6%
Anglo American plc	263	7,945
Southern Copper Corp.	193	8,654
Vale SA	795	10,617
		27,216
Oil, Gas & Consumable Fuels - 1.3%
Reliance Industries Ltd.	264	7,636

Pharmaceuticals - 1.4%
Cipla Ltd.	305	4,163
Sino Biopharmaceutical Ltd.	8,495	3,952
		8,115
Real Estate Management & Development - 1.0%
Country Garden Services Holdings Co. Ltd.	2,832	4,138
KWG Living Group Holdings Ltd.	14,265	1,901
		6,039
Semiconductors & Semiconductor Equipment - 8.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	728	49,912

AGF Investments Trust
AGF Emerging Markets Equity Fund
Schedule of Investments (continued)
September 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Software - 1.8%
TOTVS SA*	1,962	10,675

Technology Hardware, Storage & Peripherals - 5.5%
Samsung Electronics Co. Ltd., GDR	36	32,635

TOTAL COMMON STOCKS (COST $703,894)		551,263

Investments	Shares	Maturity Date	Value ($)
PARTICIPATION NOTES - 8.1%

Kweichow Mountai Co. Ltd. (Issuer: UBS AG)*	61	9/29/2023	16,108
LONGi Green Energy Technology Co. Ltd. (Issuer: UBS AG)*	1,200	9/22/2023	8,107
NARI Technology Co. Ltd. (Issuer: Macquarie Bank Ltd.)*	4,503	3/13/2023	15,793
Wuliangye Yibin Co. Ltd. (Issuer: Macquarie Bank Ltd.)*	346	3/31/2023	8,257
TOTAL PARTICIPATION NOTES (COST $49,369)			48,265
Total Investments - 100.8% (Cost $753,263)			599,528
Liabilities in excess of other assets - (0.8%)			(4,716)
Net Assets - 100.0%			594,812

*	Non-income producing security.
‡	Value determined using significant unobservable inputs
(a)	Security fair valued as of September 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2022 amounted to $3, which represents approximately 0.00%(1) of net assets of the Fund.
(1)	Represents less than 0.05% of net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
Participation Notes

A derivative instrument designed to replicate equity exposure in certain foreign markets where direct investment is impossible or difficult due to local investment restrictions. A Participation Note is usually issued by a financial institution, therefore investors are exposed to the issuer’s credit risk and the risks of the underlying financial instrument.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

AGF Emerging Markets Equity Fund invested, as a percentage of net assets, in the following countries as of September 30, 2022:

Brazil	7.9%
China	35.1%
Czech Republic	0.9%
Greece	1.0%
Hong Kong	6.0%
India	13.5%
Indonesia	3.6%
Italy	1.8%
Peru	1.5%
Russia	0.0	%(1)
South Africa	5.9%
South Korea	9.1%
Taiwan	11.1%
United States	3.4%
Other(2)	(0.8)%
	100.0%

(1)	Represents less than 0.05% of net assets.
(2)	Includes cash and net other assets (liabilities).

AGF Investments Trust
AGF Global Sustainable Equity Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 94.3%

Auto Components - 3.3%
Aptiv plc*	264	20,647
Denso Corp.	554	25,287
		45,934
Automobiles - 0.8%
Mercedes-Benz Group AG	221	11,301

Building Products - 6.5%
Advanced Drainage Systems, Inc.	206	25,620
Kingspan Group plc	355	15,861
Nibe Industrier AB, Class B	3,525	31,298
Trex Co., Inc.*	405	17,796
		90,575
Chemicals - 8.6%
Albemarle Corp.	182	48,128
Croda International plc	374	26,716
Ecolab, Inc.	167	24,118
Koninklijke DSM NV	183	20,756
		119,718
Commercial Services & Supplies - 5.0%
Tetra Tech, Inc.	396	50,898
TOMRA Systems ASA	1,104	19,397
		70,295
Construction & Engineering - 7.5%
Quanta Services, Inc.	225	28,663
Valmont Industries, Inc.	131	35,189
WSP Global, Inc.	374	41,186
		105,038
Containers & Packaging - 0.8%
Ball Corp.	232	11,210

Electrical Equipment - 7.7%
Legrand SA	433	27,976
LG Energy Solution Ltd.*	46	13,599
Plug Power, Inc.*	959	20,148
Prysmian SpA	1,594	45,658
		107,381
Electronic Equipment, Instruments & Components - 12.2%
Amphenol Corp., Class A	642	42,988
Halma plc	1,083	24,386
Hexagon AB, Class B	1,466	13,592
Keyence Corp.	106	35,192
Samsung SDI Co. Ltd.	55	20,751
Trimble, Inc.*	605	32,834
		169,743
Food & Staples Retailing - 0.3%
HelloFresh SE*	206	4,349

Food Products - 2.4%
Kerry Group plc, Class A	321	28,517
Mowi ASA	426	5,398
		33,915
Household Durables - 1.3%
Garmin Ltd.	218	17,508

Independent Power and Renewable Electricity Producers - 0.8%
Brookfield Renewable Corp.	332	10,849

Insurance - 2.7%
Intact Financial Corp.	270	38,211

Leisure Products - 2.8%
Giant Manufacturing Co. Ltd.	2,006	12,873
Shimano, Inc.	162	25,531
		38,404
Life Sciences Tools & Services - 9.1%
Danaher Corp.	258	66,639
Thermo Fisher Scientific, Inc.	117	59,341
		125,980
Machinery - 7.7%
Chart Industries, Inc.*	96	17,698
Cummins, Inc.	150	30,526
Metso Outotec OYJ	4,413	29,244
Xylem, Inc.	337	29,440
		106,908
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	448	13,409

Professional Services - 2.2%
Stantec, Inc.	713	31,269

Semiconductors & Semiconductor Equipment - 6.7%
Analog Devices, Inc.	230	32,048
Enphase Energy, Inc.*	111	30,799
Infineon Technologies AG	621	13,762
Wolfspeed, Inc.*	161	16,641
		93,250
Software - 3.1%
ANSYS, Inc.*	68	15,076
Dassault Systemes SE	800	27,499
		42,575
Textiles, Apparel & Luxury Goods - 0.1%
Allbirds, Inc., Class A*	562	1,708

Water Utilities - 1.7%
American Water Works Co., Inc.	180	23,429

TOTAL COMMON STOCKS (COST $1,159,774)		1,312,959

AGF Investments Trust
AGF Global Sustainable Equity Fund
Schedule of Investments (continued)
September 30, 2022 (Unaudited)

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 1.2%

Independent Power and Renewable Electricity Producers - 1.2%
Brookfield Renewable Partners LP (Cost $11,470)	524	16,368

Total Investments - 95.5% (Cost $1,171,244)		1,329,327
Other assets less liabilities - 4.5%		62,206
Net Assets - 100.0%		1,391,533

*	Non-income producing security.

Abbreviations
OYJ	Public Limited Company

AGF Global Sustainable Equity Fund invested, as a percentage of net assets, in the following countries as of September 30, 2022:

Canada	9.1%
Finland	2.1%
France	4.0%
Germany	2.1%
Ireland	3.2%
Italy	3.3%
Japan	6.2%
Netherlands	1.5%
Norway	1.8%
South Korea	2.4%
Sweden	3.2%
Taiwan	0.9%
United Kingdom	3.7%
United States	52.0%
Other(1)	4.5%
100.0%

(1)	Includes cash and net other assets (liabilities).

AGF Investments Trust
Notes to Quarterly Schedules of Investments
September 30, 2022 (Unaudited)

Investment Valuation

The Funds disclose the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2022 for the Fund based upon the three levels defined above:

AGF Emerging Markets Equity Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 —Significant Unobservable Inputs	Total
Investments
Common Stocks
Banks	$21,217	$51,957	$3	$73,177
Beverages	—	41,187	—	41,187
Chemicals	—	7,976	—	7,976
Construction & Engineering	—	15,617	—	15,617
Diversified Financial Services	—	19,835	—	19,835
Diversified Telecommunication Services	—	15,934	—	15,934
Electronic Equipment, Instruments & Components	—	7,565	—	7,565
Energy Equipment & Services	12,997	9,503	—	22,500
Food & Staples Retailing	6,873	6,705	—	13,578
Food Products	—	9,253	—	9,253
Hotels, Restaurants & Leisure	4,349	11,118	—	15,467
Household Durables	—	14,599	—	14,599
Insurance	—	31,472	—	31,472
Interactive Media & Services	—	41,833	—	41,833
Internet & Direct Marketing Retail	—	40,257	—	40,257
IT Services	7,296	8,583	—	15,879
Life Sciences Tools & Services	—	7,022	—	7,022
Machinery	—	9,723	—	9,723
Metals & Mining	19,271	7,945	—	27,216
Oil, Gas & Consumable Fuels	—	7,636	—	7,636
Pharmaceuticals	—	8,115	—	8,115
Real Estate Management & Development	—	6,039	—	6,039
Technology Hardware, Storage & Peripherals	—	32,635	—	32,635
Other*	66,748	—	—	66,748
Participation Notes	—	48,265	—	48,265
Total Investments	$138,751	$460,774	$3	$599,528

AGF Investments Trust
Notes to Quarterly Schedules of Investments (continued)
September 30, 2022 (Unaudited)

AGF Global Sustainable Equity Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments
Common Stocks
Auto Components	20,647	25,287	—	45,934
Automobiles	—	11,301	—	11,301
Building Products	43,416	47,159	—	90,575
Chemicals	72,246	47,472	—	119,718
Commercial Services & Supplies	50,898	19,397	—	70,295
Electrical Equipment	20,148	87,233	—	107,381
Electronic Equipment, Instruments & Components	75,822	93,921	—	169,743
Food & Staples Retailing	—	4,349	—	4,349
Food Products	—	33,915	—	33,915
Leisure Products	—	38,404	—	38,404
Machinery	77,664	29,244	—	106,908
Semiconductors & Semiconductor Equipment	79,488	13,762	—	93,250
Software	15,076	27,499	—	42,575
Other*	378,611	—	—	378,611
Master Limited Partnership	16,368	—	—	16,368
Total Investments	$850,384	$478,943	$—	$1,329,327

*	See Schedules of Investments for presentation by industry type.